Key Management Personnel Compensation	12 Months Ended
Dec. 31, 2017
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Key Management Personnel Compensation

NOTE 26 — KEY MANAGEMENT PERSONNEL COMPENSATION

The Corporate Committe (C-Com) is chaired by the Chief Executive Officer and is composed of the CEO, three Senior Executive Vice Presidents — the Chief Financial Officer and the two Group Chief Operating Officers — and the Human Resources Executive Vice President until June 2017.

The Director fees and C-Com members’ remuneration were:

	Year ended December 31,
	2017	2016	2015
	(in US$)
Short-term employee benefit paid(a)	3,622,362	3,923,272	3,458,169
Directors’ fees	692,714	646,042	887,344
Long-term employee benefit — pension(b)	26,641	28,444	37,433
Long-term employee benefit — supplemental pension(c)	828,603	778,027	832,804
Share-based payments(d)	129,918	443,575	270,940

(a)	Excludes social contributions.
(b)	Cost of services rendered and interest cost.
(c)	Cost of services rendered and interest cost on the supplemental pension implemented by the end of 2004.
(d)	Expense in the income statement related to the stock options and performance shares plans.

Contractual indemnity in case of termination

Chief Executive Officer

Agreement in force until January 4, 2017

On June 4, 2014, the Board of Directors renewed the term of office of Mr. Jean-Georges Malcor for a three-year period, and also renewed, for the duration of his term in office, the terms and conditions of the advantages granted to Mr. Jean-Georges Malcor in case of termination of his term of office, which were previously approved by the Board of Directors on May 10, 2012 and ratified at the General Meeting of May 3, 2013. The renewal of the advantages was ratified at the General Meeting held on May 29, 2015.

These advantages are the following:

Mr. Jean-Georges Malcor does not benefit from any contractual termination indemnity, except in case of a forced departure relating to a change of control or a change of strategy. In such case, his indemnity shall be equal to the difference between:

(i)	a gross amount of 200% of the gross fixed compensation paid by the Company to Mr. Jean-Georges Malcor during the 12-month period preceding his departure date, to which is added the annual average of the variable compensation paid by the Company to Mr. Jean-Georges Malcor over the 36-month period preceding his departure date, (hereinafter “the Reference Annual Compensation”), and

(ii)	any sum to which Mr. Jean-Georges Malcor may be entitled as a result of his departure from the Group, including any sums to be paid pursuant to his non-competition agreement.

The indemnity global amount shall not exceed 200% of the Reference Annual Compensation.

Pursuant to Article L.225-42-1 of the Commercial Code, the payment of the special termination indemnity referred to hereinabove shall remain subject to the achievement of the following performance conditions, related to the Company’s performance:

•

The average, calculated over the 60 trading days preceding the departure date, of the ratio of the CGG ADS price over the PHLX Oil Service SectorSM (OSXSM) index shall equal at least two-thirds of the same average ratio over the same 60-day period four years before the date on which Mr. Malcor leaves the Group;

•

The average, calculated over the 60 trading days preceding the departure date, of the ratio of the CGG share price over the SBF 120 index shall equal at least two-thirds of the same average ratio over the same 60-day period four years before the date on which Mr. Malcor leaves the Group;

•	The average margin rate of the Group EBITDAS over the four years preceding the date on which Mr. Malcor leaves the Group shall be at least 25%.

Payment of the full amount of the special termination indemnity is subject to the fulfillment of two out of three aforementioned conditions. If only one condition is fulfilled, then Mr. Jean-Georges Malcor will be entitled to receive only 50% of the special termination indemnity.

Finally, pursuant to said Article L.225-42-1 of the French Commercial Code in particular, the Board of Directors shall verify prior to the payment of the special severance payment (i) that the performance conditions described above are duly fulfilled and (ii) that the payment of such special termination indemnity complies with the Corporate Governance Code applicable at the date of departure.

Amended agreement dated January 4, 2017:

On January 4, 2017, the Board of Directors amended the triggering events and the performance conditions of the advantages granted to Mr. Jean-Georges Malcor in case of termination of his term of office. They are now as follows:

Mr. Jean-Georges Malcor is entitled to receive the special termination indemnity in case of dismissal, non-renewal of his term of office or in any other event of a forced departure linked to a change of control resulting in a substantial change in situation or a change of strategy.

The payment of the special termination indemnity will depend on the level of the average rate of achievement of the objectives relating to Mr. Jean-Georges Malcor’s variable compensation calculated over the three financial years preceding his departure date as follows:

•	If such average rate is below 40%, no special termination indemnity will be paid;

•	If such average rate is higher than 40%, the special termination indemnity will be equal to 100% of the Reference Annual Compensation.

The other provisions of the agreement remain unchanged.

Moreover, on June 1, 2017, the Board of Directors decided to renew the term of office of Mr. Jean-Georges Malcor until June 1, 2020 as Chief Executive Officer, and also renewed the advantages granted to Mr. Jean-Georges Malcor in case of termination of his term of office with the same terms and conditions as those existing since January 4, 2017.

Pursuant to article L. 225-42-1 of the French Commercial Code, the modification and the renewal of these advantages were submitted for ratification to the shareholders’ annual general meeting held on October 31, 2017 under the 9th and 10th resolutions. This general meeting did not approve these resolutions.

The Board of Directors held on December 1, 2017, which among other things, determined the terms and conditions of the termination of Mr. Jean-Georges Malcor’s office as Chief Executive Officer, decided that no severance pay will be paid to Mr. Jean-Georges Malcor upon termination of his office as Chief Executive Officer or thereafter.